EQ ADVISORS TRUSTSM

SUPPLEMENT DATED APRIL 20, 2018 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2017, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2017, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the AXA/Goldman Sachs Strategic Allocation Portfolio (the “Portfolio”):

AXA/Goldman Sachs Strategic Allocation Portfolio

Effective immediately, Amna Qaiser no longer serves as a member of the team that is responsible for the securities selection, research and trading for the AXA/Goldman Sachs Strategic Allocation Portfolio.

References to Amna Qaiser contained in the sections of the Prospectus entitled “AXA/Goldman Sachs Strategic Allocation Portfolio – Class IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Goldman Sachs Asset Management, L.P” and “Management of the Trust – The Sub-Advisers – Goldman Sachs Asset Management, L.P,” are hereby deleted in their entirety.

Effective immediately, the table in the section of the Prospectus entitled “AXA/Goldman Sachs Strategic Allocation Portfolio – Class IB and K Shares – Who Manages the Portfolio – Sub-Adviser: Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Matthew Schwab	Managing Director of Goldman Sachs and Co-Head of Research for the Alternative Investment Strategies team within Goldman Sachs’ Quantitative Investment Strategies platform	April 2018

Oliver Bunn	Vice President of Goldman Sachs and Portfolio Manager in the Alternative Investment Strategies team within Goldman Sachs’ Quantitative Investment Strategies platform	April 2018

Effective immediately, in the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – Goldman Sachs Asset Management, L.P.” is amended to include the following information:

Matt Schwab, Managing Director. Matthew is co-head of research, portfolio management and portfolio construction for the Alternative Investment Strategies (AIS) team within Goldman Sachs Asset Management’s Quantitative Investment Strategies platform. He focuses on the team’s alternative risk premia, liquid hedge fund replication strategies, and equity indices. He joined Goldman Sachs in 2007.

Oliver Bunn, Vice President. Oliver is a portfolio manager on the Alternative Investment Strategies (AIS) team within Goldman Sachs Asset Management’s Quantitative Investment Strategies platform. He joined the firm in 2014 and is primarily focused on alternative risk premia and hedge fund beta strategies. Prior to this role, Oliver researched and developed equity strategy indices at Barclays.

Effective immediately, references to Amna Qaiser, contained in the section of the Statement of Additional Information entitled “Appendix C – Portfolio Manager Information” with respect to the Portfolio are hereby deleted in their entirety.

Effective immediately, the section of the SAI entitled “Appendix C – EQ Advisors Trust – Portfolio Manager Information – Goldman Sachs Asset Management, L.P. (“Goldman Sachs” or “Sub-Adviser”)” is amended to include the following information:

Goldman Sachs Asset Management, L.P. (“Goldman Sachs” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of
	December 31, 2017						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies[1]		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets (million)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
AXA/Goldman Sachs Strategic Allocation Portfolio
Matthew Schwab	6	$4,882	9	$3,436	5	$1,190	0	N/A	0	N/A	0	N/A
Oliver Bunn	4	$2,492	1	$230	1	<$1	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of December 31, 2017

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
AXA/Goldman Sachs Strategic Allocation Portfolio
Matthew Schwab	X
Oliver Bunn	X